Debt Obligations and Financing Arrangements - Schedule Of Long-term Debt (Detail) - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014
Debt Disclosure [Abstract]
Term loan	$ 212,377	$ 321,287	$ 321,969
Capital leases	70
Term loan	212,447	321,287	321,969	$ 268,479
Less: current portion	(3,367)	(7,794)	(3,350)	(7,012)
Long-term debt	$ 209,080	$ 313,493	$ 318,619	$ 261,467